EQUITY (Details)						3 Months Ended		12 Months Ended
	Nov. 17, 2014 USD ($) shares	Aug. 15, 2014 shares	Jun. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Aug. 22, 2013 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares
Director [Member] | Options at $2.00 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								100,000
Option exercise price (in Dollars per share) | $ / shares								$ 2.00
Chief Executive Officer [Member] | Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									100,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.40
Chief Executive Officer [Member] | Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									100,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.57
Chief Executive Officer [Member] | Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									125,000
Option exercise price (in Dollars per share) | $ / shares									$ 1.60
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest if the 30 day average closing price of the Company’s common stock is $2.00 or above and there is a 50,000 average daily volume or if there is a 50,000 average daily volume for 14 straight trading days
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	175,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest if the 30 day average closing price of the Company’s common stock is $3.00 or above and there is a 50,000 average daily volume for 14 straight trading days
President [Member] | Options at $0.350 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									100,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.35
President [Member] | Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									100,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.40
President [Member] | Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									100,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.57
President [Member] | Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									125,000
Option exercise price (in Dollars per share) | $ / shares									$ 1.60
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jan. 01, 2015
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	May 01, 2016
Principal Accounting Officer and Chief Information Officer [Member] | Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									120,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.40
Principal Accounting Officer and Chief Information Officer [Member] | Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									25,000
Option exercise price (in Dollars per share) | $ / shares									$ 0.57
Principal Accounting Officer and Chief Information Officer [Member] | Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									60,000
Option exercise price (in Dollars per share) | $ / shares									$ 1.60
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,200,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	1,600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Vesting is contingent on being an employee of the Company at the time of vesting. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no Employee RSU shares can be sold below $2.50 per share. In addition up to an additional 25,000 shares will vest on a monthly basis. Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no shares can be sold below $2.50 per share
Warrants at $0.2500 per share [Member] | Options at $0.350 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares								$ 0.35
Principal [Member]
EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars) | $							$ 42,681
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 120,583	$ 174,833
Accrued interest [Member]
EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars) | $							$ 47,408
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 90,984	$ 118,593
Options at $0.350 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								20,000
Option exercise price (in Dollars per share) | $ / shares						$ 0.350		$ 0.350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period								20,000
Options at $0.350 [Member]
EQUITY (Details) [Line Items]
Proceeds from Stock Options Exercised (in Dollars) | $						$ 15,200
Options at $0.38 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						92,500
Option exercise price (in Dollars per share) | $ / shares						$ 0.380		$ 0.380
Options at $0.45 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						92,500
Option exercise price (in Dollars per share) | $ / shares						$ 0.450		0.450
Options at $0.474 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						92,500
Option exercise price (in Dollars per share) | $ / shares						$ 0.474		$ 0.474
Options at $1.310 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								75,000
Option exercise price (in Dollars per share) | $ / shares						1.310		$ 1.310
Options at $1.46 [Member] | Employee Stock Option [Member] | Organic Food Brokers [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares								1.46
Options at $1.46 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares						1.460		$ 1.460
Options at $1.44 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								15,000
Option exercise price (in Dollars per share) | $ / shares						1.440		$ 1.440
Options at $1.90 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								15,000
Option exercise price (in Dollars per share) | $ / shares						1.900		$ 1.900
Options at $2.00 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								500,000
Option exercise price (in Dollars per share) | $ / shares						2.000		$ 2.000
Number of Directors								5
Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares						0.400		$ 0.400
Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares						0.570		0.570
Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share) | $ / shares						$ 1.600		$ 1.600
Employee Stock Option [Member] | Options Issued to Service Provider [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								30,000
Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						40,000		(20,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified in Period						277,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						0		705,000	910,000
Allocated Share-based Compensation Expense (in Dollars) | $								$ 308,782	$ 178,183
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	322,466
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jan. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	390,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	May 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Five [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	90,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Six [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	600,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Dec. 31, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Seven [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	890,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date	Jul. 01, 2017
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Eight[Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest solely upon the achievement of performance goals and the continued employment with the Company
Restricted Stock Units (RSUs) [Member]
EQUITY (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars) | $	$ 886,516					$ 690,397		$ 886,516	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days
Share-based Compensation Arrangement by Share-based Payment Award, Description	The Company estimated that the stock-price goals of the Company’s stock price closing above $2.50 per share for 20 straight days have a 90% likelihood of achievement, and these RSUs were valued at 90% of their face value. The Company estimated that the revenue targets had a 100% likelihood of achievement, and these RSUs were valued at 100% of their face value
Notes Payable Extention Agreement [Member]
EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt (in Dollars) | $					$ 826,238
Round of Financing, Sale of Stock at $0.9646 [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						3,178,420
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares						$ 0.9646
Round of Financing, Sale of Stock at $1.30 [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						943,829
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares						$ 1.30
Stock Issued During Period, Value, Other (in Dollars) | $						$ 400,000
Warrant Exercise [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other						727,272		1,001,819
Stock Issued During Period, Value, Other (in Dollars) | $								$ 350,000
Class of Warrant or Rights Exercised								1,001,819
Proceeds from Warrant Exercises (in Dollars) | $								$ 350,000
Cashless Exercise of Warrants [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other								16,203	255,633
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								20,000
Proceeds from Stock Options Exercised (in Dollars) | $								$ 7,000
Class of Warrant or Rights Exercised								18,841
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 0.25
The Fresh Diet [Member]
EQUITY (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares						$ 0.9646
Payments to Acquire Businesses, Gross (in Dollars) | $						$ 3,000,000
Stock Repurchased During Period, Shares						3,110,063
Stock Repurchased and Retired During Period, Shares						3,110,063
Stock Issued During Period, Shares, Acquisitions								6,889,937
Stock Issued During Period, Value, Acquisitions (in Dollars) | $								$ 9,645,912
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		10,000,000				6,889,937		3,110,063
Organic Food Brokers [Member]
EQUITY (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars) | $			$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			100,000
Option exercise price (in Dollars per share) | $ / shares			$ 1.46
Warrants at $0.5750 per share [Member]
EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.575		$ 0.575		$ 0.575	$ 0.575
Number of Warrants Modified				3,080,000
Warrants at $0.5500 per share [Member]
EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.55		0.550		0.550	$ 0.55
Number of Warrants Modified									1,570,000
Warrants at $0.2500 per share [Member]
EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.25		$ 0.250		$ 0.250	$ 0.25
Number of Warrants Modified									794,000
Common Stock Issued, but not Outstanding						700,663
Stock Issued During Period, Shares, New Issues								1,585,000
Proceeds from Issuance of Private Placement (in Dollars) | $						$ 4,288,596
Payments to Acquire Businesses, Gross (in Dollars) | $						$ 3,000,000		$ 100,000
Stock Repurchased During Period, Shares						3,110,063	85,950	85,950	400,000
Stock Issued During Period, Shares, Other							16,203	175,000	279,310
Stock Issued During Period, Value, Other (in Dollars) | $						$ 400,000		$ 65,835	$ 7,329
Proceeds from Stock Options Exercised (in Dollars) | $						415,200		$ 357,000
Debt Conversion, Converted Instrument, Shares Issued							360,354	846,263	332,282
Debt Conversion, Converted Instrument, Amount (in Dollars) | $							$ 90,089
Stock Repurchased During Period, Value (in Dollars) | $						$ 4,354,088	$ 60,000	$ 60,000	$ 100,000
Treasury Stock, Shares				400,304		486,254	400,304	486,254	400,304	304
Treasury Stock, Value (in Dollars) | $				$ 100,099		$ 160,099	$ 100,099	$ 160,099	$ 100,099	$ 99
Class of Warrant or Rights Exercised						727,270		1,020,660	396,871
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares						$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars) | $				1,563,270		$ 2,450,745	2,377,370	$ 2,196,870	$ 1,563,270
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars) | $				$ 1,563,270		$ 2,450,745	$ 2,377,370	$ 2,196,870	$ 1,563,270
Share Price (in Dollars per share) | $ / shares				$ 1.25		$ 1.58	$ 1.70	$ 1.35	$ 1.25
Other Noncash Expense (in Dollars) | $						$ 146
Allocated Share-based Compensation Expense (in Dollars) | $						69,206	$ 8,713	$ 308,782	$ 32,364
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 211,567	$ 293,426
Stock Issued During Period, Shares, Issued for Services								17,248
Stock Issued During Period, Value, Issued for Services (in Dollars) | $								$ 17,593
Proceeds from Issuance of Common Stock (in Dollars) | $						$ 4,288,596		1,585,000
Stock Issued During Period, Value, Acquisitions (in Dollars) | $								14,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars) | $								$ 4,354,088
Stock Issued During Period, Shares, Conversion of Convertible Securities									1,173,712
Number of Warrants Modified						277,500
Class of Warrant or Rights Forfeited or Expired						0		0	820,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares				660,000				767,500	660,000